Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Percentage Payment to Placement Agent (Detail)	12 Months Ended
Dec. 31, 2017
Class of Units A [Member]
Accounting Policies [Line Items]
Placement agent fees, based on net asset value	2.00%
Class of Units D [Member]
Accounting Policies [Line Items]
Placement agent fees, based on net asset value	0.75%
Class of Units Z [Member]
Accounting Policies [Line Items]
Placement agent fees, based on net asset value	0.00%